Employee Retirement and Severance Benefits (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Dec. 31, 2019 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2020	¥ 37,164
Year ending December 31, 2021	38,203
Year ending December 31, 2022	41,146
Year ending December 31, 2023	42,625
Year ending December 31, 2024	42,803
Year ending December 31, 2025 - 2029	222,813
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2020	12,564
Year ending December 31, 2021	13,181
Year ending December 31, 2022	14,083
Year ending December 31, 2023	14,947
Year ending December 31, 2024	15,742
Year ending December 31, 2025 - 2029	¥ 94,532